Other Finance Expenses - Components of other finance expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Other Finance Expenses
Bank fees, charges	$ 143	$ 144	$ 249	$ 261
Commitment fees	92	55	182	90
Total other finance expense	$ 235	$ 199	$ 431	$ 351